Financial Risk and Capital Management - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of objectives, policies and processes for managing capital [abstract]
Gearing ratio, which is calculated as interest-bearing borrowings / (interest-bearing borrowings + total equity)	19.50%		21.30%
Current derivative financial assets	¥ 3,913		¥ 1,411
Current derivative financial liabilities	3,881		3,709
Changes in basic price of derivative financial instruments per barrel | $		$ 10
fair value of derivative financial instruments	2,104		2,578
Changes in Groups other reserves	¥ 0		¥ 0